DESCRIPTION OF BUSINESS, ORGANIZATION, AND BASIS OF PRESENTATION (Details 3) - CNY (¥)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Variable Interest Entity [Line Items]
Cash and cash equivalents	¥ 3,161,657,934	¥ 1,190,360,385	¥ 233,138,588	¥ 260,081,796
Available-for-sale investments	682,252,159	360,187,885
Deferred tax assets	217,615,423	112,529,947
Other assets	93,345,352	115,483,728
Income tax payable	689,415,410	383,338,483
Other liabilities	251,485,755	223,737,268
VIEs (primary beneficiary)
Variable Interest Entity [Line Items]
Cash and cash equivalents	2,556,453,812	1,005,069,665
Loans principal, interest and financing service fee receivables	14,693,474,990	15,741,026,758
Available-for-sale investments	270,497,995
Deferred tax assets	216,380	59,892
Other assets	192,135,492	134,288,627
Total assets	17,712,778,669	16,880,444,942
Interest-bearing borrowings	12,552,191,338	11,768,149,067
Income tax payable	956,881	923,786
Other liabilities	772,026,076	528,843,275
Total liabilities	¥ 13,325,174,295	¥ 12,297,916,128